INVENTORIES (Tables)	12 Months Ended
Mar. 31, 2022
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORIES	Inventories consist of the following as of March 31, 2022 and 2021:
	2022	2021
Raw materials	$184,498	$234,870
Work in progress	1,327	-
Finished goods	80,771	35,564
Total inventories	$266,596	$270,434